Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Pursuant to applicable regulations, we have established and maintain a formal cybersecurity program to protect our information technology systems and customer data. This program is designed to comply with applicable regulatory requirements, incorporate industry standards, and to evolve with the changing security threat environment through ongoing assessment and measurement. To that end, we have in place, and seek to improve, a comprehensive system of security controls, managed by a dedicated staff, and overseen by our Group Chief Information Security Officer and Chief Technology Officer (the “Group CISO & CTO”), to protect against or otherwise minimize cybersecurity risks. Such risks, including those posed by cyber incidents, form part of our enterprise risk management processes, and we continue to evaluate and assess our compliance in the changing regulatory environment.
Periodically, the services of third party experts are engaged to perform security penetration testing to identify vulnerabilities in our IT environment, and to perform other relevant assessments to determine where improvements might be made with the Group’s cybersecurity arrangements. The output of such tests and assessments are reviewed, and our security controls are updated as necessary to address vulnerabilities and to improve the effectiveness of their operation. In addition, we are subject to independent audits, including those conducted by our internal audit team, which review and assess our compliance with applicable regulations and internal policies. Furthermore, we operate a supplier due diligence process that includes a component to assess the information and cyber security processes operated by third party service providers to ensure they are appropriate to the services being delivered.
Our employees and contractors are required to comply with our IT Acceptable Usage Policy and certify their compliance annually. Cybersecurity awareness training is mandatory for all new hires and for existing employees and contractors on an annual basis. Periodic phishing tests are also conducted to assess employees’ susceptibility to phishing attacks. Additional compulsory cybersecurity training is delivered where necessary.
We have implemented incident response and business continuity plans for our operations, which are regularly reviewed with respect to our business-critical infrastructure and systems. We employ data backup procedures to ensure that our key business systems and data are regularly backed up, and can be restored if necessary. Moreover, our backup information is stored remotely from sites hosting our data, in order to minimize the risk of loss of key data in the event of a disaster or other system outage. Our recovery plans involve arrangements with our off-site data center and cloud infrastructure. We believe the IT function will be able to utilize these plans to efficiently recover key system functionality in the event that our primary systems are unavailable due to various scenarios, such as natural disasters.
Like other businesses, the Group has previously experienced attempts by cyber-criminals to infiltrate its IT infrastructure; however, the Group has not been impacted by any material cybersecurity incidents, and it believes it has taken, and is taking, reasonable steps to mitigate the risk of future cyberattacks. To that end, the Group continues to adapt its cybersecurity training in response to evolving cyber threats and continually improves its technical and administrative security controls. However, there can be no guarantee that these steps will in fact prevent a future cyberattack against the Group. Any failure in our security controls may expose the Group to potential data loss and damages and potentially significant increases in compliance and litigation costs, and such exposure could have a material adverse effect on the Group’s business, prospects, financial condition or results of operations, and reputation. See Item 3.D. Risk Factors “Risks Relating to the Operations Supporting the Group’s Business — Operational risk exposures, such as IT, human or systems failures (including outsourcing arrangements), are inherent in the Group’s business and may result in losses.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Pursuant to applicable regulations, we have established and maintain a formal cybersecurity program to protect our information technology systems and customer data. This program is designed to comply with applicable regulatory requirements, incorporate industry standards, and to evolve with the changing security threat environment through ongoing assessment and measurement. To that end, we have in place, and seek to improve, a comprehensive system of security controls, managed by a dedicated staff, and overseen by our Group Chief Information Security Officer and Chief Technology Officer (the “Group CISO & CTO”), to protect against or otherwise minimize cybersecurity risks. Such risks, including those posed by cyber incidents, form part of our enterprise risk management processes, and we continue to evaluate and assess our compliance in the changing regulatory environment.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board of Directors, along with the Risk Committee and Audit Committee, oversee our information security program, receiving periodic updates throughout the year on cybersecurity matters from relevant management and audit functions, with these updates being part of their standing agendas. A report on the state of the Group’s IT is presented to the Board every quarter. These reports also contain updates on our IT strategy, including information security strategies and initiatives, event preparedness and incremental improvement efforts. The Group CISO & CTO is expected to provide an annual briefing on the topic of cybersecurity risk management to the Board.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors, along with the Risk Committee and Audit Committee, oversee our information security program, receiving periodic updates throughout the year on cybersecurity matters from relevant management and audit functions, with these updates being part of their standing agendas
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	A report on the state of the Group’s IT is presented to the Board every quarter. These reports also contain updates on our IT strategy, including information security strategies and initiatives, event preparedness and incremental improvement efforts. The Group CISO & CTO is expected to provide an annual briefing on the topic of cybersecurity risk management to the Board.
Cybersecurity Risk Role of Management [Text Block]
Our Board of Directors, along with the Risk Committee and Audit Committee, oversee our information security program, receiving periodic updates throughout the year on cybersecurity matters from relevant management and audit functions, with these updates being part of their standing agendas. A report on the state of the Group’s IT is presented to the Board every quarter. These reports also contain updates on our IT strategy, including information security strategies and initiatives, event preparedness and incremental improvement efforts. The Group CISO & CTO is expected to provide an annual briefing on the topic of cybersecurity risk management to the Board.
The Group CISO & CTO is an established information security professional with more than ten years of experience in building and operating information security programs. Our Group CISO & CTO holds the Certified Information Systems Security Professional (CISSP) and ISO 27001 Lead Implementer certifications, and he has managed the global cybersecurity functions of two prominent law firms with active mergers and acquisitions (M&A) practices that necessitated the operation of rigorous information and cybersecurity programs.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our Board of Directors, along with the Risk Committee and Audit Committee, oversee our information security program, receiving periodic updates throughout the year on cybersecurity matters from relevant management and audit functions, with these updates being part of their standing agendas. A report on the state of the Group’s IT is presented to the Board every quarter. These reports also contain updates on our IT strategy, including information security strategies and initiatives, event preparedness and incremental improvement efforts. The Group CISO & CTO is expected to provide an annual briefing on the topic of cybersecurity risk management to the Board.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The Group CISO & CTO is an established information security professional with more than ten years of experience in building and operating information security programs. Our Group CISO & CTO holds the Certified Information Systems Security Professional (CISSP) and ISO 27001 Lead Implementer certifications, and he has managed the global cybersecurity functions of two prominent law firms with active mergers and acquisitions (M&A) practices that necessitated the operation of rigorous information and cybersecurity programs.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	These reports also contain updates on our IT strategy, including information security strategies and initiatives, event preparedness and incremental improvement efforts. The Group CISO & CTO is expected to provide an annual briefing on the topic of cybersecurity risk management to the Board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true